Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

May 31, 2020

SDX-QTLY-0720
1.9884841.102

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$70,972
3.2% 3/1/22	425,000	440,445
3.55% 6/1/24	1,110,000	1,195,909
3.8% 3/15/22	48,000	50,429
3.8% 3/1/24	480,000	518,443
4.6% 2/15/21	40,000	40,760
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	103,018
Verizon Communications, Inc.:
2.946% 3/15/22	260,000	271,474
3.125% 3/16/22	790,000	829,355
		3,520,805
Entertainment - 0.1%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	79,776
The Walt Disney Co. 3% 9/15/22	860,000	905,496
		985,272
Media - 0.4%
CBS Corp. 3.5% 1/15/25	300,000	310,603
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,002
Comcast Corp.:
1.625% 1/15/22	31,000	31,698
3.375% 2/15/25	920,000	1,017,250
3.7% 4/15/24	540,000	597,135
Discovery Communications LLC 3.25% 4/1/23	60,000	62,918
Fox Corp. 4.03% 1/25/24	650,000	714,569
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	265,083
		3,045,258
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	700,000	749,609
Vodafone Group PLC 3.75% 1/16/24	1,170,000	1,272,300
		2,021,909

TOTAL COMMUNICATION SERVICES		9,573,244

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	50,084
2.15% 9/10/24	740,000	754,933
3.375% 12/10/21	290,000	299,024
3.55% 1/12/24	250,000	266,787
General Motors Financial Co., Inc.:
3.15% 6/30/22	30,000	29,917
3.25% 1/5/23	50,000	49,718
3.95% 4/13/24	320,000	321,155
4% 1/15/25	530,000	534,151
4.15% 6/19/23	250,000	253,822
4.25% 5/15/23	70,000	70,386
5.1% 1/17/24	990,000	1,032,373
Toyota Motor Corp. 2.358% 7/2/24	450,000	471,029
		4,133,379
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	582,653
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.625% 1/15/22	53,000	54,804
3.35% 4/1/23	840,000	903,570
		958,374
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	1,000,000	1,054,816
3.3% 12/5/21	37,000	38,534
		1,093,350
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,503,957
Target Corp. 2.25% 4/15/25	203,000	216,366
		1,720,323
Specialty Retail - 0.0%
Lowe's Companies, Inc. 4% 4/15/25	193,000	218,177
The Home Depot, Inc. 2.625% 6/1/22	108,000	112,757
		330,934
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.4% 3/27/25	86,000	92,254

TOTAL CONSUMER DISCRETIONARY		8,911,267

CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	1,425,000	1,508,342
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	13,000	13,451
Constellation Brands, Inc. 2.7% 5/9/22	25,000	25,716
Dr. Pepper Snapple Group, Inc. 4.057% 5/25/23	80,000	87,183
Molson Coors Beverage Co. 2.1% 7/15/21	950,000	958,709
PepsiCo, Inc.:
2% 4/15/21	315,000	319,348
3.125% 11/1/20	50,000	50,591
The Coca-Cola Co.:
1.875% 10/27/20	75,000	75,487
2.2% 5/25/22	500,000	518,022
2.95% 3/25/25	800,000	884,384
		4,441,233
Food & Staples Retailing - 0.1%
Walmart, Inc.:
2.35% 12/15/22	41,000	42,980
2.85% 7/8/24	370,000	401,259
3.4% 6/26/23	140,000	151,789
		596,028
Food Products - 0.6%
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,359,902
Conagra Brands, Inc.:
3.8% 10/22/21	1,050,000	1,091,156
4.3% 5/1/24	590,000	652,596
General Mills, Inc.:
2.6% 10/12/22	50,000	52,003
3.7% 10/17/23	62,000	67,567
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,991
Tyson Foods, Inc. 2.25% 8/23/21	1,380,000	1,402,311
		4,649,526
Household Products - 0.0%
Procter & Gamble Co.:
1.9% 10/23/20	51,000	51,285
2.45% 3/25/25	214,000	232,180
		283,465
Tobacco - 0.4%
Altria Group, Inc.:
3.49% 2/14/22	182,000	189,778
3.8% 2/14/24	690,000	750,027
BAT Capital Corp.:
2.764% 8/15/22	52,000	53,588
3.222% 8/15/24	1,200,000	1,261,976
Philip Morris International, Inc. 2.5% 11/2/22	774,000	806,572
Reynolds American, Inc. 4% 6/12/22	80,000	84,025
		3,145,966

TOTAL CONSUMER STAPLES		13,116,218

ENERGY - 1.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,071,405
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC 2.5% 11/6/22	60,000	62,140
Canadian Natural Resources Ltd. 2.95% 1/15/23	645,000	659,147
Chevron Corp.:
1.141% 5/11/23	700,000	713,049
1.554% 5/11/25	1,000,000	1,030,768
2.1% 5/16/21	125,000	126,880
2.355% 12/5/22	63,000	65,746
2.498% 3/3/22	200,000	207,000
Ecopetrol SA 5.875% 9/18/23	690,000	743,786
Enbridge, Inc. 2.9% 7/15/22	223,000	229,294
Energy Transfer Partners LP:
4.9% 2/1/24	1,140,000	1,214,504
5.875% 1/15/24	365,000	398,499
Enterprise Products Operating LP:
2.85% 4/15/21	580,000	588,840
3.5% 2/1/22	640,000	668,115
4.05% 2/15/22	80,000	83,584
5.2% 9/1/20	43,000	43,495
Exxon Mobil Corp. 2.222% 3/1/21	94,000	95,144
Kinder Morgan, Inc. 3.15% 1/15/23	611,000	637,448
Marathon Petroleum Corp.:
3.4% 12/15/20	360,000	360,346
4.75% 12/15/23	470,000	507,212
MPLX LP 3.375% 3/15/23	200,000	206,391
Petroleos Mexicanos:
3.5% 1/30/23	86,000	81,227
4.625% 9/21/23	140,000	133,560
5.375% 3/13/22	790,000	777,202
Shell International Finance BV:
1.75% 9/12/21	260,000	263,898
2% 11/7/24	700,000	729,653
2.375% 8/21/22	50,000	51,891
The Williams Companies, Inc. 3.7% 1/15/23	780,000	813,199
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,028,894
2.75% 6/19/21	100,000	102,099
Williams Partners LP 3.6% 3/15/22	37,000	38,075
		13,661,086

TOTAL ENERGY		15,732,491

FINANCIALS - 11.1%
Banks - 6.1%
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	254,515
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	1,250,000	1,274,308
2.328% 10/1/21 (b)	100,000	100,296
2.456% 10/22/25 (b)	1,400,000	1,456,858
2.503% 10/21/22	1,730,000	1,770,101
2.881% 4/24/23 (b)	190,000	196,160
3.004% 12/20/23 (b)	250,000	261,228
3.458% 3/15/25 (b)	1,080,000	1,161,214
3.864% 7/23/24 (b)	100,000	108,262
5% 5/13/21	60,000	62,602
Bank of Montreal:
1.9% 8/27/21	82,000	83,484
4.338% 10/5/28 (b)	1,500,000	1,584,895
Bank of Nova Scotia:
2.7% 3/7/22	100,000	103,767
3.4% 2/11/24	1,170,000	1,263,888
Barclays Bank PLC 2.65% 1/11/21	1,000,000	1,009,172
Barclays PLC:
2.852% 5/7/26 (b)	200,000	204,896
3.684% 1/10/23	1,400,000	1,448,919
4.338% 5/16/24 (b)	1,000,000	1,062,704
BB&T Corp.:
2.15% 2/1/21	50,000	50,489
3.75% 12/6/23	1,190,000	1,305,075
Citigroup, Inc.:
2.65% 10/26/20	100,000	100,844
2.7% 3/30/21	162,000	164,691
2.7% 10/27/22	40,000	41,428
3.106% 4/8/26 (b)	900,000	947,531
3.142% 1/24/23 (b)	100,000	102,901
3.352% 4/24/25 (b)	1,400,000	1,489,355
Comerica, Inc. 3.7% 7/31/23	100,000	106,903
Corporacion Andina de Fomento:
2.2% 7/18/20	46,000	46,000
3.75% 11/23/23	190,000	201,596
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,278,987
3.8% 9/15/22	750,000	791,746
European Investment Bank 1.625% 8/14/20	115,000	115,250
Fifth Third Bancorp 2.6% 6/15/22	30,000	30,964
HSBC Holdings PLC:
2.65% 1/5/22	1,200,000	1,229,150
3.033% 11/22/23 (b)	1,000,000	1,037,878
3.262% 3/13/23 (b)	200,000	206,638
3.4% 3/8/21	200,000	204,102
4% 3/30/22	37,000	38,960
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	100,393
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	40,799
Huntington National Bank 3.25% 5/14/21	750,000	767,158
Japan Bank International Cooperation:
2.375% 7/21/22	450,000	467,115
2.375% 11/16/22	200,000	208,593
2.5% 5/23/24	200,000	213,726
3.125% 7/20/21	200,000	205,779
JPMorgan Chase & Co.:
2.083% 4/22/26 (b)	1,500,000	1,535,023
2.295% 8/15/21	606,000	607,952
2.301% 10/15/25 (b)	1,200,000	1,239,133
2.972% 1/15/23	1,230,000	1,269,771
3.2% 1/25/23	47,000	49,763
3.559% 4/23/24 (b)	100,000	106,477
3.797% 7/23/24 (b)	860,000	924,146
KeyCorp 5.1% 3/24/21	78,000	80,723
Lloyds Bank PLC 4.5% 11/4/24	800,000	863,741
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	600,000	616,911
3.9% 3/12/24	200,000	214,867
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	800,000	838,493
2.95% 3/1/21	200,000	203,588
3.407% 3/7/24	270,000	287,395
3.455% 3/2/23	900,000	950,006
Mizuho Financial Group, Inc. 2.839% 7/16/25 (b)	200,000	207,137
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	253,030
2.8% 1/10/22	250,000	258,028
Oesterreichische Kontrollbank:
2.875% 9/7/21	75,000	77,414
3.125% 11/7/23	230,000	250,571
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	587,086
Rabobank Nederland 3.875% 2/8/22	71,000	74,792
Regions Financial Corp.:
2.75% 8/14/22	135,000	138,171
3.8% 8/14/23	670,000	713,828
Royal Bank of Canada:
2.55% 7/16/24	1,190,000	1,254,908
2.75% 2/1/22	135,000	140,308
2.8% 4/29/22	1,190,000	1,240,307
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	1,186,000	1,197,744
3.875% 9/12/23	425,000	450,030
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	20,653
4.45% 12/3/21	880,000	918,311
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	800,000	827,138
2.784% 7/12/22	67,000	69,197
2.934% 3/9/21	38,000	38,694
3.748% 7/19/23	115,000	123,038
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	251,010
Synchrony Bank 3% 6/15/22	250,000	250,901
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	41,593
1.85% 9/11/20	100,000	100,430
2.65% 6/12/24	1,550,000	1,651,569
3.25% 6/11/21	100,000	103,169
3.25% 3/11/24	280,000	304,163
U.S. Bancorp 2.625% 1/24/22	236,000	243,878
Wells Fargo & Co.:
2.188% 4/30/26 (b)	510,000	516,752
2.406% 10/30/25 (b)	1,390,000	1,426,651
2.5% 3/4/21	85,000	86,250
2.625% 7/22/22	280,000	288,513
3.75% 1/24/24	960,000	1,032,517
Westpac Banking Corp.:
2.5% 6/28/22	37,000	38,392
3.3% 2/26/24	1,030,000	1,112,893
3.65% 5/15/23	60,000	65,121
		51,043,496
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
2.05% 5/3/21	92,000	93,281
2.5% 4/15/21	38,000	38,591
BlackRock, Inc. 3.375% 6/1/22	35,000	37,073
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	941,891
Deutsche Bank AG New York Branch:
2.7% 7/13/20	133,000	133,000
3.15% 1/22/21	100,000	100,086
3.375% 5/12/21	42,000	42,080
3.95% 2/27/23	200,000	204,249
4.25% 2/4/21	1,050,000	1,060,309
5% 2/14/22	300,000	309,336
Goldman Sachs Group, Inc.:
2.625% 4/25/21	160,000	162,611
2.905% 7/24/23 (b)	155,000	159,267
3% 4/26/22	72,000	73,254
3.2% 2/23/23	200,000	210,315
3.272% 9/29/25 (b)	800,000	846,721
3.625% 2/20/24	440,000	473,068
Intercontinental Exchange, Inc.:
2.35% 9/15/22	125,000	129,674
3.45% 9/21/23	820,000	885,935
Moody's Corp. 2.75% 12/15/21	27,000	27,796
Morgan Stanley:
2.625% 11/17/21	910,000	934,825
2.72% 7/22/25 (b)	1,040,000	1,090,680
2.75% 5/19/22	49,000	50,876
3.125% 1/23/23	2,110,000	2,227,491
4.875% 11/1/22	130,000	141,035
5.75% 1/25/21	100,000	103,306
		10,476,750
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	750,000	621,902
3.3% 1/23/23	300,000	271,426
4.45% 12/16/21	600,000	569,482
4.625% 10/30/20	150,000	149,400
Ally Financial, Inc. 5.8% 5/1/25	250,000	273,305
American Express Co.:
2.5% 7/30/24	812,000	857,894
2.75% 5/20/22	1,010,000	1,048,567
American Express Credit Corp. 2.6% 9/14/20	42,000	42,184
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,130,019
3.3% 10/30/24	440,000	461,605
3.45% 4/30/21	810,000	827,381
3.9% 1/29/24	1,270,000	1,348,551
Ford Motor Credit Co. LLC:
2.425% 6/12/20	200,000	199,500
3.47% 4/5/21	200,000	195,000
3.81% 1/9/24	200,000	187,500
5.596% 1/7/22	400,000	399,000
John Deere Capital Corp.:
1.95% 6/22/20	57,000	57,055
2.7% 1/6/23	1,774,000	1,866,507
3.125% 9/10/21	495,000	509,968
3.65% 10/12/23	450,000	495,784
Toyota Motor Credit Corp.:
2.15% 9/8/22	44,000	45,237
2.6% 1/11/22	110,000	112,949
		12,670,216
Diversified Financial Services - 1.7%
AB Svensk Exportkredit:
1.75% 3/10/21	600,000	606,476
1.875% 6/23/20	200,000	200,199
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	86,084
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	222,906
2.75% 5/10/23	760,000	800,598
3.245% 5/6/22	510,000	532,711
4.5% 10/1/20	130,000	131,523
DH Europe Finance II SARL 2.2% 11/15/24	700,000	731,536
Export Development Canada:
1.75% 7/18/22	300,000	308,577
2% 5/17/22	715,000	737,544
2.625% 2/21/24	200,000	216,288
2.75% 3/15/23	150,000	159,744
General Electric Capital Corp. 3.45% 5/15/24	1,710,000	1,753,113
KfW:
1.75% 9/15/21	330,000	336,121
2.125% 3/7/22	77,000	79,497
2.375% 3/24/21	410,000	416,923
2.375% 12/29/22	1,972,000	2,076,507
2.625% 2/28/24	2,000,000	2,166,638
2.75% 7/15/20	1,830,000	1,834,985
3.125% 12/15/21	350,000	365,188
Landwirtschaftliche Rentenbank 3.125% 11/14/23	140,000	153,112
		13,916,270
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	57,735
American International Group, Inc.:
3.3% 3/1/21	1,718,000	1,747,952
4.125% 2/15/24	620,000	679,886
4.875% 6/1/22	65,000	69,928
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	99,233
3.875% 3/15/24	732,000	803,194
Prudential Financial, Inc. 3.5% 5/15/24	1,100,000	1,203,621
Unum Group 4.5% 3/15/25	600,000	623,179
		5,284,728

TOTAL FINANCIALS		93,391,460

HEALTH CARE - 2.0%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	50,000	50,726
2.3% 11/21/22 (a)	300,000	309,670
2.6% 11/21/24 (a)	600,000	630,204
3.75% 11/14/23	970,000	1,054,687
3.85% 6/15/24 (a)	945,000	1,032,911
Amgen, Inc.:
1.9% 2/21/25	600,000	620,898
2.65% 5/11/22	110,000	114,118
		3,813,214
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	49,995
2.894% 6/6/22	530,000	550,580
Boston Scientific Corp. 3.45% 3/1/24	1,202,000	1,288,773
		1,889,348
Health Care Providers & Services - 0.7%
Aetna, Inc. 3.5% 11/15/24	980,000	1,058,918
Anthem, Inc. 2.95% 12/1/22	25,000	26,261
Cardinal Health, Inc. 2.616% 6/15/22	140,000	143,696
Cigna Corp.:
3.05% 11/30/22 (a)	50,000	52,427
3.4% 9/17/21	147,000	152,106
3.75% 7/15/23	881,000	958,554
CVS Health Corp.:
2.125% 6/1/21	38,000	38,443
2.625% 8/15/24	64,000	67,585
3.35% 3/9/21	515,000	525,450
3.375% 8/12/24	1,310,000	1,409,543
3.7% 3/9/23	205,000	219,606
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	40,548
2.375% 10/15/22	21,000	21,868
2.375% 8/15/24	400,000	425,353
3.15% 6/15/21	770,000	792,313
3.5% 6/15/23	200,000	217,282
		6,149,953
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	60,000	63,882
4.133% 3/25/25	379,000	430,825
		494,707
Pharmaceuticals - 0.5%
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,875
3.5% 8/17/23	510,000	552,080
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	250,000	260,384
2.9% 7/26/24 (a)	500,000	539,776
3.25% 2/20/23 (a)	1,085,000	1,158,285
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	102,646
Johnson & Johnson 2.25% 3/3/22	88,000	90,551
Merck & Co., Inc. 2.35% 2/10/22	74,000	76,396
Novartis Capital Corp.:
1.75% 2/14/25	200,000	209,506
2.4% 5/17/22	270,000	280,010
2.4% 9/21/22	33,000	34,465
3.4% 5/6/24	385,000	424,313
Pfizer, Inc.:
2.2% 12/15/21	90,000	92,586
2.95% 3/15/24	300,000	329,741
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	295,806
		4,474,420

TOTAL HEALTH CARE		16,821,642

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
General Dynamics Corp. 3% 5/11/21	200,000	204,851
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	717,551
2.55% 10/15/22	813,000	851,091
Raytheon Technologies Corp. 3.65% 8/16/23	18,000	19,538
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	67,827
The Boeing Co.:
2.8% 3/1/23	60,000	59,242
2.85% 10/30/24	950,000	921,055
		2,841,155
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	64,775
2.5% 4/1/23	60,000	63,138
		127,913
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	932,000	933,431
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	216,770
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	31,383
Industrial Conglomerates - 0.2%
3M Co. 2.65% 4/15/25	55,000	59,369
Honeywell International, Inc.:
1.35% 6/1/25	1,100,000	1,122,495
1.85% 11/1/21	30,000	30,616
Roper Technologies, Inc. 3.65% 9/15/23	360,000	388,635
		1,601,115
Machinery - 0.1%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	51,169
2.85% 5/17/24	840,000	909,684
3.45% 5/15/23	130,000	141,395
		1,102,248
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	35,784
Union Pacific Corp. 2.75% 4/15/23	50,000	52,531
		88,315
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.5% 1/15/22	750,000	717,826
3.875% 7/3/23	110,000	103,670
4.25% 2/1/24	670,000	628,525
International Lease Finance Corp. 5.875% 8/15/22	75,000	72,754
		1,522,775

TOTAL INDUSTRIALS		8,465,105

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	1,340,000	1,364,603
2.45% 6/15/20	50,000	50,042
		1,414,645
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	710,000	737,770
4.42% 6/15/21 (a)	1,248,000	1,271,406
5.45% 6/15/23 (a)	635,000	681,801
		2,690,977
IT Services - 0.4%
Fiserv, Inc. 2.75% 7/1/24	1,130,000	1,198,534
IBM Corp.:
2.5% 1/27/22	100,000	103,513
3% 5/15/24	600,000	648,188
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	507,925
1.65% 6/1/25	500,000	512,111
The Western Union Co. 2.85% 1/10/25	100,000	103,195
Visa, Inc. 2.15% 9/15/22	43,000	44,693
		3,118,159
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.95% 1/12/21	125,000	126,676
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	550,000	568,451
3.125% 1/15/25	360,000	372,162
Broadcom, Inc. 3.459% 9/15/26 (a)	11,000	11,297
Intel Corp. 2.45% 7/29/20	23,000	23,065
Qualcomm, Inc. 3% 5/20/22	38,000	39,880
		1,141,531
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	133,000	134,843
2.4% 2/6/22	1,802,000	1,863,791
Oracle Corp.:
1.9% 9/15/21	36,000	36,644
2.5% 4/1/25	1,000,000	1,062,897
2.625% 2/15/23	1,655,000	1,744,749
3.875% 7/15/20	58,000	58,253
		4,901,177
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.125% 5/11/25	1,500,000	1,524,376
2% 11/13/20	130,000	130,748
2.1% 9/12/22	124,000	128,625
2.25% 2/23/21	45,000	45,562
2.3% 5/11/22	910,000	944,298
2.4% 1/13/23	1,250,000	1,313,931
2.7% 5/13/22	36,000	37,656
		4,125,196

TOTAL INFORMATION TECHNOLOGY		17,391,685

MATERIALS - 0.3%
Chemicals - 0.3%
DuPont de Nemours, Inc. 4.205% 11/15/23	50,000	54,372
Eastman Chemical Co. 3.6% 8/15/22	685,000	710,866
Ecolab, Inc. 3.25% 1/14/23	76,000	80,108
Nutrien Ltd. 3.5% 6/1/23	580,000	611,964
Sherwin-Williams Co. 2.75% 6/1/22	51,000	52,258
The Dow Chemical Co. 3.15% 5/15/24	450,000	471,922
The Mosaic Co. 3.25% 11/15/22	200,000	201,530
		2,183,020
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	57,078

TOTAL MATERIALS		2,240,098

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.:
2.25% 1/15/22	96,000	98,113
3.375% 5/15/24	160,000	172,734
Boston Properties, Inc. 4.125% 5/15/21	47,000	47,979
ERP Operating LP 4.625% 12/15/21	32,000	33,523
Simon Property Group LP:
2% 9/13/24	550,000	532,349
2.625% 6/15/22	170,000	169,551
Welltower, Inc.:
3.625% 3/15/24	340,000	347,704
3.75% 3/15/23	31,000	32,085
3.95% 9/1/23	360,000	376,040
		1,810,078
UTILITIES - 0.9%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	84,792
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	757,549
Duke Energy Corp.:
2.4% 8/15/22	102,000	105,604
3.75% 4/15/24	840,000	921,655
Eversource Energy 2.75% 3/15/22	24,000	24,773
Exelon Corp. 3.497% 6/1/22 (b)	462,000	480,449
FirstEnergy Corp. 2.85% 7/15/22	970,000	1,000,807
Florida Power & Light Co. 2.85% 4/1/25	389,000	423,174
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	363,823
Southern Co.:
2.35% 7/1/21	85,000	86,458
2.95% 7/1/23	670,000	707,197
		4,956,281
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	241,000	252,493
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	70,000	70,778
4.05% 4/15/25 (a)	1,000,000	1,128,031
Dominion Energy, Inc.:
2.579% 7/1/20 (b)	49,000	49,052
2.75% 1/15/22	455,000	468,151
NiSource, Inc. 3.65% 6/15/23	550,000	589,396
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	99,970
Sempra Energy 2.9% 2/1/23	107,000	111,320
		2,516,698

TOTAL UTILITIES		7,725,472

TOTAL NONCONVERTIBLE BONDS
(Cost $189,206,728)		195,178,760

U.S. Government and Government Agency Obligations - 72.1%
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
0.625% 4/22/25	$534,000	$536,807
1.5% 11/30/20	416,000	418,699
1.625% 10/15/24	800,000	840,492
1.75% 7/2/24	860,000	907,917
2.375% 1/19/23	380,000	401,538
2.875% 10/30/20	990,000	1,001,109
Federal Home Loan Bank:
0.5% 4/14/25	695,000	695,536
1.125% 7/14/21	525,000	530,527
1.375% 9/28/20	200,000	200,773
1.375% 2/17/23	3,000,000	3,088,783
1.5% 8/15/24	125,000	130,871
1.875% 7/7/21	1,330,000	1,354,644
1.875% 11/29/21	95,000	97,438
2.625% 10/1/20	3,400,000	3,427,723
3% 10/12/21	450,000	467,274
Freddie Mac:
1.5% 2/12/25	550,000	575,290
1.625% 9/29/20	775,000	778,688
2.75% 6/19/23	195,000	209,840
Tennessee Valley Authority:
0.75% 5/15/25	240,000	242,180
3.875% 2/15/21	49,000	50,331

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,956,460

U.S. Treasury Obligations - 70.2%
U.S. Treasury Notes:
0.125% 4/30/22	15,486,000	15,477,531
0.25% 4/15/23	27,307,000	27,358,201
0.375% 3/31/22	18,736,000	18,806,260
0.375% 4/30/25	5,166,000	5,183,556
0.5% 3/15/23	10,941,000	11,037,161
0.5% 3/31/25	43,142,000	43,551,508
1.125% 7/31/21	19,000	19,204
1.125% 8/31/21	161,000	162,862
1.125% 9/30/21	8,000	8,099
1.125% 2/28/22	2,544,000	2,586,234
1.125% 2/28/25	7,029,000	7,308,238
1.25% 3/31/21	34,000	34,296
1.25% 10/31/21	93,000	94,402
1.25% 8/31/24	3,903,000	4,066,133
1.375% 9/30/20	1,000	1,004
1.375% 4/30/21	903,000	912,665
1.375% 1/31/22	13,788,000	14,062,144
1.375% 10/15/22	2,051,000	2,109,005
1.375% 2/15/23	6,282,000	6,484,938
1.375% 1/31/25	5,492,000	5,767,244
1.5% 7/15/20	1,000	1,002
1.5% 8/31/21	15,998,000	16,257,343
1.5% 9/30/21	9,011,000	9,167,637
1.5% 10/31/21	23,569,000	24,006,315
1.5% 11/30/21	10,288,000	10,490,545
1.5% 8/15/22	6,684,000	6,879,298
1.5% 9/15/22	6,283,000	6,473,453
1.5% 1/15/23	4,551,000	4,707,974
1.5% 9/30/24	2,344,000	2,468,250
1.5% 10/31/24	7,285,000	7,676,569
1.5% 11/30/24	22,493,000	23,728,358
1.625% 12/31/21	6,890,000	7,046,640
1.625% 8/31/22	747,000	771,219
1.625% 11/15/22	16,362,000	16,941,061
1.625% 12/15/22	13,780,000	14,285,984
1.625% 4/30/23	336,000	349,965
1.75% 7/31/21	706,000	718,796
1.75% 11/30/21	169,000	172,968
1.75% 2/28/22	543,000	557,890
1.75% 4/30/22	164,000	168,965
1.75% 6/15/22	14,995,000	15,478,823
1.75% 6/30/22	1,134,000	1,171,165
1.75% 7/15/22	7,988,000	8,254,163
1.75% 9/30/22	163,000	168,979
1.75% 6/30/24	134,000	142,155
1.75% 7/31/24	1,052,000	1,116,969
1.75% 12/31/24	13,413,000	14,306,851
1.875% 1/31/22	179,000	184,034
1.875% 2/28/22	1,717,000	1,767,839
1.875% 3/31/22	1,316,000	1,356,919
1.875% 4/30/22	230,000	237,457
1.875% 7/31/22	527,000	546,289
1.875% 9/30/22	482,000	501,035
2% 5/31/21	366,000	372,591
2% 10/31/21	33,000	33,848
2% 12/31/21	479,000	492,771
2% 10/31/22	2,000	2,088
2% 11/30/22	1,622,000	1,695,434
2% 5/31/24	875,000	935,942
2.125% 5/31/21	1,182,000	1,204,578
2.125% 5/15/22	7,815,000	8,112,336
2.125% 12/31/22	1,839,000	1,930,878
2.125% 2/29/24	2,848,000	3,048,806
2.125% 3/31/24	15,961,000	17,108,820
2.25% 3/31/21	1,000	1,017
2.25% 4/30/21	67,000	68,256
2.25% 4/15/22	11,921,000	12,381,542
2.25% 12/31/23	3,658,000	3,922,919
2.25% 1/31/24	237,000	254,525
2.25% 4/30/24	13,768,000	14,843,625
2.375% 3/15/22	14,986,000	15,574,903
2.375% 1/31/23	1,011,000	1,069,883
2.375% 2/29/24	34,128,000	36,854,241
2.5% 1/31/21	2,000	2,031
2.5% 2/28/21	1,000	1,017
2.5% 1/15/22	873,000	905,806
2.5% 2/15/22	10,469,000	10,882,853
2.5% 3/31/23	1,910,000	2,034,523
2.5% 1/31/24	2,916,000	3,157,481
2.625% 7/31/20	2,000	2,008
2.625% 5/15/21	1,482,000	1,516,098
2.625% 6/15/21	2,156,000	2,210,153
2.625% 7/15/21	1,377,000	1,414,222
2.625% 12/15/21	8,969,000	9,304,987
2.625% 2/28/23	1,492,000	1,591,778
2.625% 6/30/23	4,602,000	4,944,274
2.625% 12/31/23	5,401,000	5,863,250
2.75% 8/15/21	891,000	918,426
2.75% 9/15/21	140,000	144,605
2.75% 4/30/23	2,398,000	2,575,883
2.75% 5/31/23	2,564,000	2,759,205
2.75% 7/31/23	1,904,000	2,057,064
2.75% 8/31/23	5,051,000	5,466,524
2.875% 10/15/21	11,312,000	11,729,572
2.875% 11/15/21	1,636,000	1,699,842
2.875% 9/30/23	4,973,000	5,412,800
2.875% 10/31/23	19,880,000	21,680,848
2.875% 11/30/23	7,695,000	8,407,088

TOTAL U.S. TREASURY OBLIGATIONS		589,724,936

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $588,604,230)		605,681,396

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
2.2% 7/26/22	$331,000	$341,583
2.95% 1/23/24	640,000	689,978
Canadian Government:
2% 11/15/22	200,000	208,033
2.625% 1/25/22	1,140,000	1,184,688
Hungarian Republic:
5.375% 2/21/23	1,770,000	1,924,875
5.75% 11/22/23	110,000	124,438
Italian Republic 2.375% 10/17/24	400,000	398,569
Manitoba Province:
2.125% 5/4/22	917,000	943,592
2.6% 4/16/24	720,000	766,562
Ontario Province:
2.25% 5/18/22	130,000	134,480
2.55% 2/12/21	420,000	426,254
2.55% 4/25/22	270,000	280,522
3.05% 1/29/24	910,000	989,434
3.4% 10/17/23	90,000	98,397
Polish Government:
4% 1/22/24	330,000	364,822
5% 3/23/22	59,000	63,204
Province of Quebec:
2.375% 1/31/22	311,000	320,955
2.5% 4/9/24	690,000	740,529
United Mexican States 3.625% 3/15/22	62,000	64,364
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,731,983)		10,065,279

Supranational Obligations - 2.3%
African Development Bank 3% 9/20/23	240,000	260,234
Asian Development Bank:
1.5% 10/18/24	300,000	313,291
1.75% 9/13/22	57,000	58,827
2.25% 1/20/21	52,000	52,620
2.625% 1/30/24	650,000	702,429
2.75% 3/17/23	1,025,000	1,092,681
2.875% 11/27/20	800,000	809,768
European Bank for Reconstruction & Development:
2% 2/1/21	100,000	101,086
2.75% 4/26/21	580,000	591,156
European Investment Bank:
1.375% 5/15/23	1,330,000	1,370,487
2% 3/15/21	164,000	166,060
2% 12/15/22	1,062,000	1,106,899
2.25% 6/24/24	600,000	644,499
2.375% 5/13/21	410,000	417,883
2.375% 6/15/22	100,000	104,240
2.625% 5/20/22	500,000	522,758
2.875% 12/15/21	120,000	124,656
2.875% 8/15/23	800,000	864,009
3.125% 12/14/23	530,000	580,910
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	2,008,104
1.875% 3/15/21	138,000	139,550
2.5% 1/18/23	590,000	623,103
2.625% 4/19/21	447,000	456,094
2.625% 1/16/24	400,000	431,900
3% 9/26/22	570,000	604,437
International Bank for Reconstruction & Development:
1.125% 8/10/20	150,000	150,218
1.5% 8/28/24	850,000	886,054
1.625% 1/15/25	747,000	784,700
2% 1/26/22	64,000	65,766
2.125% 12/13/21	820,000	842,427
2.5% 3/19/24	250,000	269,865
2.75% 7/23/21	100,000	102,742
3% 9/27/23	490,000	532,319
7.625% 1/19/23	830,000	987,214
International Finance Corp.:
2% 10/24/22	90,000	93,595
2.25% 1/25/21	230,000	232,636
2.875% 7/31/23	300,000	323,484
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $18,744,127)		19,418,701

Bank Notes - 0.7%
Bank of Nova Scotia 2.45% 9/19/22	173,000	180,172
BNP Paribas 5% 1/15/21	100,000	102,784
Citibank NA 2.85% 2/12/21	250,000	253,604
Discover Bank 3.35% 2/6/23	500,000	513,841
RBS Citizens NA:
2.25% 10/30/20	$1,250,000	$1,257,055
2.25% 4/28/25	445,000	454,047
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	257,200
Synchrony Bank 3.65% 5/24/21	750,000	760,370
U.S. Bank NA, Cincinnati 2.05% 10/23/20	250,000	251,332
Wells Fargo Bank NA:
3.55% 8/14/23	1,000,000	1,078,961
3.625% 10/22/21	250,000	259,485
TOTAL BANK NOTES
(Cost $5,260,180)		5,368,851
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.11% (d)
(Cost $1,041,948)	1,041,739	1,041,948
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $812,589,196)		836,754,935
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,220,368
NET ASSETS - 100%		$839,975,303

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,497,002 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,050
Total	$13,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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